Income Tax - Summary of Timing of Tax Losses Carryforwards (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	€ 8,377	€ 7,978
2023
Timing of unrecognized tax losses carryforward
Unrecognized tax losses		336
2024
Timing of unrecognized tax losses carryforward
Unrecognized tax losses		369
2025
Timing of unrecognized tax losses carryforward
Unrecognized tax losses		331
2026
Timing of unrecognized tax losses carryforward
Unrecognized tax losses		334
2027
Timing of unrecognized tax losses carryforward
Unrecognized tax losses		3,860
2028
Timing of unrecognized tax losses carryforward
Unrecognized tax losses		404
2029
Timing of unrecognized tax losses carryforward
Unrecognized tax losses		129
Unlimited
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	€ 8,377	€ 2,215